Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
June 30, 2026	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	7.7	—	7.7
Trade and other receivables excluding non-financial assets	351.2	—	—	—	351.2
Cash and cash equivalents	77.9	195.5	—	—	273.4
Liabilities
Derivative financial instruments	—	—	(103.5)	—	(103.5)
Trade and other payables excluding non-financial liabilities	—	—	—	(773.1)	(773.1)
Loans and borrowings	—	—	—	(2,312.0)	(2,312.0)
Total	429.1	195.5	(95.8)	(3,085.1)	(2,556.3)
Trade and other receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €121.5 million.

Loans and borrowings includes €94.6 million relating to lease liabilities.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2025	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	4.9	—	4.9
Trade and other receivables excluding non-financial assets	315.8	—	—	—	315.8
Cash and cash equivalents	108.7	216.1	—	—	324.8
Liabilities
Derivative financial instruments	—	—	(131.6)	—	(131.6)
Trade and other payables excluding non-financial liabilities	—	—	—	(740.5)	(740.5)
Loans and borrowings	—	—	—	(2,291.2)	(2,291.2)
Total	424.5	216.1	(126.7)	(3,031.7)	(2,517.8)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
June 30, 2026	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	7.7	—	7.7
Trade and other receivables excluding non-financial assets	351.2	—	—	—	351.2
Cash and cash equivalents	77.9	195.5	—	—	273.4
Liabilities
Derivative financial instruments	—	—	(103.5)	—	(103.5)
Trade and other payables excluding non-financial liabilities	—	—	—	(773.1)	(773.1)
Loans and borrowings	—	—	—	(2,312.0)	(2,312.0)
Total	429.1	195.5	(95.8)	(3,085.1)	(2,556.3)
Trade and other receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €121.5 million.

Loans and borrowings includes €94.6 million relating to lease liabilities.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2025	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	4.9	—	4.9
Trade and other receivables excluding non-financial assets	315.8	—	—	—	315.8
Cash and cash equivalents	108.7	216.1	—	—	324.8
Liabilities
Derivative financial instruments	—	—	(131.6)	—	(131.6)
Trade and other payables excluding non-financial liabilities	—	—	—	(740.5)	(740.5)
Loans and borrowings	—	—	—	(2,291.2)	(2,291.2)
Total	424.5	216.1	(126.7)	(3,031.7)	(2,517.8)

	Fair value		Carrying value
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	€m	€m	€m	€m
Senior EUR/USD loans	1,398.8	1,417.0	1,422.8	1,408.0
Other external debt	0.1	0.1	0.1	0.1
2028 fixed rate senior secured notes	770.5	784.0	800.0	800.0
Less capitalized debt discounts and borrowing costs	—	—	(5.5)	(6.2)
	2,169.4	2,201.1	2,217.4	2,201.9